Consolidated statement of profit or loss - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated statement of profit or loss
Net revenues (Note 32)	BRL 11,739,153	BRL 9,614,817	BRL 10,080,667
Cost of sales (Note 34)	(8,248,416)	(7,108,346)	(5,878,209)
Gross Profit	3,490,737	2,506,471	4,202,458
Selling expenses (Note 34)	(547,232)	(481,306)	(437,253)
General and administrative (Note 34)	(285,707)	(275,797)	(265,621)
Equity in results of joint-venture	49	(751)	393
Other operating income and expense, net (Note 34)	(339,713)	(321,167)	24,347
Total operating income (expenses)	(1,172,603)	(1,079,021)	(678,134)
Income before financial income and expenses	2,318,134	1,427,450	3,524,324
Financial income (Note 33)	419,429	282,465	221,679
Financial expenses (Note 33)	(1,162,617)	(751,710)	(569,793)
Result of derivative financial instruments, net (Note 33)	237,561	700,927	(830,128)
Foreign exchange gain (loss) and indexation charges, net (Note 33)	(277,058)	1,384,535	(2,507,023)
Net financial result	(782,685)	1,616,217	(3,685,265)
Income (loss) before income taxes	1,535,449	3,043,667	(160,941)
Income taxes
Current (Note 15 (b))	(315,865)	(53,265)	(684,246)
Deferred (Note 15 (b))	(126,240)	(1,326,786)	1,202,172
Net income for the year	1,093,344	1,663,616	356,985
Attributable to
Shareholders of the Company	1,085,265	1,654,848	342,185
Non-controlling interest	BRL 8,079	BRL 8,768	BRL 14,800
Basic earnings per share (in Reais) (Note 36)	BRL 1.96	BRL 2.99	BRL 0.62
Diluted earnings per share (in Reais) (Note 36)	BRL 1.96	BRL 2.98	BRL 0.62